Losses per Share (Tables)	6 Months Ended
Jun. 30, 2015
Losses per Share [Abstract]
Losses per Share
	Six-month period ended June 30,
	2014			2015
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc	(40,185)	-	-	(1,499,480)	-	-
Less: Allocation of undistributed earnings to non-vested stock	(115)	-	-	(265)	-	-
Basic and diluted LPS
Loss attributable to common stockholders	$(40,300)	411,363,240	$(0.10)	$(1,499,745)	664,830,988	$(2.26)